STATEMENT OF CHANGE IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary Shares Common Stock	Class A Ordinary Shares Subject to Redemption	Class B Ordinary Shares Common Stock	Class B Ordinary Shares	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit).	Total
Balance at the beginning at Sep. 27, 2020	$ 0		$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Sep. 27, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor			$ 1,035		23,965		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			10,350,000
Sale of units in initial public offering, less allocation to derivative liabilities	$ 4,140				394,537,860		394,542,000
Sale of units in initial public offering, less allocation to derivative liabilities (in shares)	41,400,000
Cash received in private placement in excess of initial fair value of private placement warrants					664,800		664,800
Offering costs					(22,524,192)		(22,524,192)
Ordinary shares subject to possible redemption	$ (3,559)				(355,904,411)		(355,907,970)
Ordinary shares subject to possible redemption (in shares)	(35,590,797)
Net loss				$ 4,800,000		(11,799,629)	(11,799,629)
Balance at the end at Dec. 31, 2020	$ 581		$ 1,035		16,798,022	(11,799,629)	5,000,009
Balance at the end (in shares) at Dec. 31, 2020	5,809,203		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ordinary shares subject to possible redemption	$ (209)				(16,798,022)	(4,119,589)	(20,917,820)
Ordinary shares subject to possible redemption (in shares)	(2,091,782)
Net loss						20,917,813	20,917,813
Balance at the end at Mar. 31, 2021	$ 372		$ 1,035			4,998,595	5,000,002
Balance at the end (in shares) at Mar. 31, 2021	3,717,421		10,350,000
Balance at the beginning at Dec. 31, 2020	$ 581		$ 1,035		$ 16,798,022	(11,799,629)	5,000,009
Balance at the beginning (in shares) at Dec. 31, 2020	5,809,203		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							18,038,986
Balance at the end at Jun. 30, 2021	$ 400	$ 5,000,004	$ 1,035			4,998,569	5,000,004
Balance at the end (in shares) at Jun. 30, 2021	4,005,304		10,350,000
Balance at the beginning at Mar. 31, 2021	$ 372		$ 1,035			4,998,595	5,000,002
Balance at the beginning (in shares) at Mar. 31, 2021	3,717,421		10,350,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ordinary shares subject to possible redemption	$ 28					2,878,801	2,878,829
Ordinary shares subject to possible redemption (in shares)	287,883
Net loss						(2,878,827)	(2,878,827)
Balance at the end at Jun. 30, 2021	$ 400	$ 5,000,004	$ 1,035			$ 4,998,569	$ 5,000,004
Balance at the end (in shares) at Jun. 30, 2021	4,005,304		10,350,000